Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 4,705	$ 19,998	$ 3,464
Trade and other receivables	5,102	5,269
Inventories	8,069	7,159
Prepaid expenses	2,200	1,914
Derivative instruments		585
Restricted cash	4,082	4,007
Property, plant and equipment	259,319	190,389
Deferred tax assets		343
Total assets	284,816	231,003
Trade and other payables	21,131	22,709
Derivative instruments	4,568	4,440
Loan payable	5,564
Glencore pre-payment facility	2,862	5,602
Other long-term liabilities	4,619	5,645
Deferred revenue	19,350	22,978
Convertible debenture	9,953	9,935
Promissory note	5,000
Government loan	4,499
Post-employment benefit obligations	13,398	10,137
Decommissioning provision	8,279	7,765
Deferred tax liabilities	459	750
Total liabilities	103,654	91,990
Cosala Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	133	2,903
Trade and other receivables	2,297	3,852
Inventories	6,346	6,361
Prepaid expenses	428	615
Derivative instruments
Restricted cash	137	145
Property, plant and equipment	58,029	56,094
Deferred tax assets
Total assets	67,370	69,970
Trade and other payables	6,627	9,241
Derivative instruments
Loan payable
Glencore pre-payment facility	2,862	5,602
Other long-term liabilities
Deferred revenue
Convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	2,130	1,854
Deferred tax liabilities	459	750
Total liabilities	12,078	17,447
Galena Complex [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,257	14,761
Trade and other receivables	2,769	1,374
Inventories	3,062	2,137
Prepaid expenses	832	524
Derivative instruments
Restricted cash	53	55
Property, plant and equipment	53,701	47,672
Deferred tax assets		343
Total assets	61,674	66,866
Trade and other payables	5,096	3,805
Derivative instruments
Loan payable
Glencore pre-payment facility
Other long-term liabilities	529	566
Deferred revenue
Convertible debenture
Promissory note
Government loan	4,499
Post-employment benefit obligations	13,398	10,137
Decommissioning provision	2,365	2,156
Deferred tax liabilities
Total liabilities	25,887	16,664
Relief Canyon [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	52	770
Trade and other receivables
Inventories
Prepaid expenses	650	471
Derivative instruments
Restricted cash	3,892	3,807
Property, plant and equipment	147,183	86,201
Deferred tax assets
Total assets	151,777	91,249
Trade and other payables	6,152	6,506
Derivative instruments
Loan payable
Glencore pre-payment facility
Other long-term liabilities	3,557	4,495
Deferred revenue
Convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	3,784	3,755
Deferred tax liabilities
Total liabilities	13,493	14,756
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	3,263	1,564
Trade and other receivables	36	43
Inventories
Prepaid expenses	290	304
Derivative instruments		585
Restricted cash
Property, plant and equipment	406	422
Deferred tax assets
Total assets	3,995	2,918
Trade and other payables	3,256	3,157
Derivative instruments	4,568	4,440
Loan payable	5,564
Glencore pre-payment facility
Other long-term liabilities	533	584
Deferred revenue	23,322	25,007
Convertible debenture	9,953	9,935
Promissory note	5,000
Government loan
Post-employment benefit obligations
Decommissioning provision
Deferred tax liabilities
Total liabilities	$ 52,196	$ 43,123